Restatement of Previously Filed Consolidated Balance Sheet (Tables)	11 Months Ended
Dec. 31, 2021
Restatement of Previously Filed Consolidated Balance Sheet [Abstract]
Schedule of restatement on each financial statement
As of June 18, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$350,268,752	$—	$350,268,752
Total liabilities	$36,900,558	$—	$36,900,558
Class A ordinary shares subject to redemption	308,368,190	36,631,810	345,000,000
Preferred shares	—	—	—
Class A ordinary shares	367	(367)	—
Class B ordinary shares	863	—	863
Additional paid-in capital	7,869,618	(7,869,618)	—
Accumulated deficit	(2,761,389)	(28,871,280)	(31,632,669)
Non-controlling interest in subsidiary	(109,455)	—	(109,455)
Total shareholders’ equity (deficit)	$5,000,004	$(36,631,810)	$(31,631,806)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$350,268,752	$—	$350,268,752